Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital	30. SHARE CAPITAL

	Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2016, 1 January 2017 and 31 December 2017	7,060,000,000	7,060

Santander UK Group Holdings plc [member]
Share Capital	10. SHARE CAPITAL Details of the Company’s share capital are set out in Note 30 to the Consolidated Financial Statements.